NOTE 9 - LOAN PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]	Repayments of Principal, in Canadian dollars
Within one year	$109,044
$109,044